Financial Instruments (Fair value hedges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair value hedges
Hedge ineffectiveness gain (loss)	$ (77)	$ (74)
Interest Rate Contract [Member]
Fair value hedges
Gain (loss) on derivatives	(98)	(158)
Interest Rate Contract [Member] | Fair Value Hedges [Member]
Fair value hedges
Gain (loss) on derivatives	3,898	(5,253)
Gain (loss) on hedged items	(3,973)	5,180
Foreign Exchange Contract [Member]
Fair value hedges
Gain (loss) on derivatives	(2,075)	(735)
Foreign Exchange Contract [Member] | Fair Value Hedges [Member]
Fair value hedges
Gain (loss) on derivatives	(19)	(7)
Gain (loss) on hedged items	$ 17	$ 6